Share Capital and Reserves (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 28, 2024 USD ($) shares	Sep. 25, 2024 USD ($) $ / shares	Jul. 07, 2023	Jun. 30, 2023 EUR (€)	May 31, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($)	Oct. 31, 2025 shares	Oct. 01, 2025 $ / shares	Oct. 01, 2025 EUR (€) shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Sep. 25, 2024 EUR (€) shares	Nov. 04, 2021 shares
Share Capital and Reserves [Line Items]
Number of issued shares						1,867,186		22,209,241	[1]		1,867,186						10
Price per share (in Dollars per share) | $ / shares						$ 2.4311						$ 2.4311
Gross proceeds (in Dollars) | $								$ 40,739		$ 39,599
Subscription rights granted shares	2,209,241					799,400
Additional gross proceeds (in Dollars) | $	$ 4,400
Number of issued share														22,209,241	22,209,241
Aggregate amount (in Euro) | $						$ 10,000
Several occasions period			5 years
Subscription rights						7,410,000
Subscription rights granted shares						6,610,600
New shares with voting rights						2,985,468
Conversion price per share (in Dollars per share) | $ / shares					$ 2.2459
Bottom of range [member]
Share Capital and Reserves [Line Items]
Share capital (in Euro) | €													€ 204,245,492.1			€ 164,302,752.89
Top of range [member]
Share Capital and Reserves [Line Items]
Share capital (in Euro) | €													€ 208,111,701.01			€ 204,245,492.1
Exact Sciences Corporation [Member]
Share Capital and Reserves [Line Items]
Number of issued shares													1,867,186
OrbiMed [Member]
Share Capital and Reserves [Line Items]
Converted warrants					1,243,060
Board of Directors Chairman [Member]
Share Capital and Reserves [Line Items]
Aggregate amount (in Euro) | €							€ 118,831,558.15
Public Offering [Member]
Share Capital and Reserves [Line Items]
Number of issued shares																20,000,000
Price per share (in Dollars per share) | $ / shares		$ 2
Gross proceeds (in Dollars) | $		$ 40,000
Warrants [member] | Genomic Health, Inc [Member]
Share Capital and Reserves [Line Items]
Number of outstanding shares						1,000,000
Exercise price (in Dollars per share) | $ / shares						$ 5.265
Ordinary shares [member] | Bottom of range [member]
Share Capital and Reserves [Line Items]
Number of outstanding shares													49,497,334			27,288,093
Number of issued share													49,497,334			27,288,093
Ordinary shares [member] | Top of range [member]
Share Capital and Reserves [Line Items]
Number of outstanding shares													51,364,520			49,497,334
Number of issued share													51,364,520			49,497,334
Share Capital [Member]
Share Capital and Reserves [Line Items]
Aggregate amount (in Euro) | €				€ 163,471,629.58

[1]	net of expenses